Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	40.67%	40.43%
Average margin on CAPEX	25.36%	23.50%
Average pre-tax discount rate (WACC)	9.50%	11.00%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	23.06%	21.94%
Average margin on CAPEX	14.57%	17.94%
Average pre-tax discount rate (WACC)	3.53%	4.39%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	47.57%	47.23%
Average margin on CAPEX	13.71%	16.17%
Average pre-tax discount rate (WACC)	8.27%	13.84%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	32.69%	38.81%
Average margin on CAPEX	11.01%	9.84%
Average pre-tax discount rate (WACC)	6.03%	6.94%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	49.23%	44.98%
Average margin on CAPEX	11.14%	11.65%
Average pre-tax discount rate (WACC)	17.50%	19.85%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	38.72%	32.51%
Average margin on CAPEX	15.43%	18.51%
Average pre-tax discount rate (WACC)	4.76%	8.86%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.92%	44.04%
Average margin on CAPEX	21.19%	25.03%
Average pre-tax discount rate (WACC)	14.63%	16.05%
Chile [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	26.34%	26.85%
Average margin on CAPEX	13.18%	18.00%
Average pre-tax discount rate (WACC)	3.37%	4.16%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	43.45%	45.58%
Average margin on CAPEX	18.19%	19.25%
Average pre-tax discount rate (WACC)	6.44%	17.27%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	32.20%	29.40%
Average margin on CAPEX	7.04%	10.90%
Average pre-tax discount rate (WACC)	3.88%	5.77%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	10.07%	7.40%
Average margin on CAPEX	0.48%	0.57%
Average pre-tax discount rate (WACC)	3.42%	6.41%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	40.76%	44.50%
Average margin on CAPEX	19.39%	19.30%
Average pre-tax discount rate (WACC)	12.02%	14.96%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	47.23%	52.40%
Average margin on CAPEX	31.67%	31.00%
Average pre-tax discount rate (WACC)	21.85%	34.75%